CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Total Tyco Shareholders' Equity	Common Shares at Par Value	Treasury Shares	Contributed Surplus	Accumulated (Deficit) Earnings	Accumulated Other Comprehensive Loss	Non-redeemable Non-controlling Interest
Balance at Sep. 24, 2010	$ 14,083	$ 14,066	$ 2,948	$ (976)	$ 12,121	$ 295	$ (322)	$ 17
Balance (in shares) at Sep. 24, 2010			488
Comprehensive income:
Net income	1,720	1,719				1,719		1
Other comprehensive loss, net of tax	(125)	(114)					(114)	(11)
Cancellation of treasury shares			(160)	1,075	(915)
Dividends declared (see Note 15)	(462)	(462)	4		(466)
Shares issued from treasury for vesting of share based equity awards	124	124		257	(133)
Shares issued from treasury for vesting of share based equity awards (in shares)			7
Repurchase of common shares	(1,300)	(1,300)		(1,300)
Repurchase of common shares (in shares)			(30)
Compensation expense	110	110			110
Other	4	6		(7)		13		(2)
Balance at Sep. 30, 2011	14,154	14,149	2,792	(951)	10,717	2,027	(436)	5
Balance (in shares) at Sep. 30, 2011			465
Comprehensive income:
Net income	471	472				472		(1)
Other comprehensive loss, net of tax	(70)	(70)					(70)
Dividends declared (see Note 15)	(368)	(368)			(368)
Shares issued from treasury for vesting of share based equity awards	226	226		382	(156)
Shares issued from treasury for vesting of share based equity awards (in shares)			9
Repurchase of common shares	(500)	(500)		(500)
Repurchase of common shares (in shares)			(11)
Compensation expense	140	140			140
Noncontrolling interest related to acquisitions (See Note 5)	13							13
Distribution of Tyco Flow Control and ADT	(9,030)	(9,030)			(8,570)		(460)
Other	(26)	(25)		(25)				(1)
Other (in shares)			(1)
Balance at Sep. 28, 2012	5,010	4,994	2,792	(1,094)	1,763	2,499	(966)	16
Balance (in shares) at Sep. 28, 2012			462
Comprehensive income:
Net income	533	536				536		(3)
Other comprehensive loss, net of tax	(21)	(21)					(21)
Reallocation of share capital to contributed surplus			(2,584)		2,584
Dividends declared (see Note 15)	(298)	(298)			(298)
Shares issued from treasury for vesting of share based equity awards	153	153		512	(359)
Shares issued from treasury for vesting of share based equity awards (in shares)			12
Repurchase of common shares	(300)	(300)		(300)
Repurchase of common shares (in shares)			(10)
Compensation expense	63	63			63
Noncontrolling interest related to acquisitions (See Note 5)	10							10
Other	(29)	(29)		(30)	1
Other (in shares)			(1)
Balance at Sep. 27, 2013	$ 5,121	$ 5,098	$ 208	$ (912)	$ 3,754	$ 3,035	$ (987)	$ 23
Balance (in shares) at Sep. 27, 2013			463